DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Cash Store Financial Services Inc.
Entity Central Index Key	0001490658
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Trading Symbol	csfs
Entity Common Stock, Shares Outstanding	17,496,646
Document Type	20-F
Amendment Flag	true
Amendment Description	On January 29, 2013, the Registrant filed its annual report on Form 20-F for the year ended September 30, 2012 (the "Annual Report"). The audited restated consolidated financial statements filed herewith for this Form 20-F/A on June 4, 2013 have been amended and restated to correct for an error resulting from the misunderstanding of the settlement terms and conditions of the March 5, 2004 British Columbia Class Action claim, which resulted in the application of an accounting principle to measure and record the liability as at September 30, 2010 and subsequent reporting periods, that was not appropriate in the circumstances. Consequently, amendments have also been made in various sections of the Annual Report to conform to the amendments to the consolidated financial statements which are more fully described in Note 3 in those consolidated financial statements and to update Item 15 Controls and Procedures. In addition, we have made revisions to correct certain minor typographical errors in various sections of the Annual Report. In light of the restatement, readers should not rely on the Company's previously filed financial statements as of September 30, 2012 and September 30, 2011, and for the years ended September 30, 2012, September 30, 2011 and the fifteen months ended September 30, 2010.
Document Period End Date	Sep. 30, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes